Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Feb. 23, 2026	Feb. 06, 2026	Jan. 16, 2026
Twocap Limited [Member]
Subsequent Events [Line Items]
Percentage of acquired issued share capital	100.00%
Cash consideration	$ 100,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Aggregate shares (in Shares)		250,000,000	155,000,000
Purchase price (in Dollars per share)		$ 0.025	$ 0.025
Aggregate gross proceeds		$ 6,250,000	$ 3,875,000